Condensed Consolidating Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed consolidating statement of income
Revenues	$ 3,824.9	$ 3,759.1	$ 3,630.6	$ 3,349.3	$ 3,322.6	$ 3,279.2	$ 3,249.6	$ 3,105.9	$ 14,563.9	$ 12,957.3	$ 10,926.4
Cost of sales									12,325.3	10,971.3	9,193.8
Gross profit	581.4	571.1	559.5	526.6	508.7	494.2	496.3	486.8	2,238.6	1,986.0	1,732.6
Selling, general and administrative expenses									1,744.6	1,570.5	1,394.6
Depreciation									61.1	52.9	45.8
Operating income									432.9	362.6	292.2
Floor plan interest expense									(43.3)	(38.1)	(26.6)
Other interest expense									(47.7)	(46.6)	(44.1)
Debt discount amortization											(1.7)
Equity in earnings of affiliates									30.7	27.6	25.4
Debt redemption costs										(17.8)
Income from continuing operations before income taxes									372.6	287.7	245.2
Income taxes									(123.2)	(93.4)	(70.6)
Income from continuing operations									249.4	194.3	174.6
Loss from discontinued operations, net of tax									(3.7)	(7.1)	3.7
Net income	59.7	65.5	62.5	58.0	49.3	41.3	49.6	47.0	245.7	187.2	178.3
Other Comprehensive Income (Loss), Net of Taxes									18.9	17.6	(24.1)
Comprehensive Income									264.6	204.8	154.2
Less: Comprehensive income attributable to the non-controlling interests									2.0	1.9	1.4
Comprehensive income attributable to Penske Automotive Group common stockholders									262.6	202.9	152.8
Eliminations
Condensed consolidating statement of income
Equity in earnings of subsidiaries									(404.5)	(338.7)	(269.7)
Income from continuing operations before income taxes									(404.5)	(338.7)	(269.7)
Income taxes									134.3	110.7	78.3
Income from continuing operations									(270.2)	(228.0)	(191.4)
Loss from discontinued operations, net of tax									3.7	7.1	(3.7)
Net income									(266.5)	(220.9)	(195.1)
Other Comprehensive Income (Loss), Net of Taxes									(9.8)	(16.6)	21.2
Comprehensive Income									(276.3)	(237.5)	(173.9)
Less: Comprehensive income attributable to the non-controlling interests									(0.5)	(0.3)
Comprehensive income attributable to Penske Automotive Group common stockholders									(275.8)	(237.2)	(173.9)
Reportable legal entities | Penske Automotive Group
Condensed consolidating statement of income
Selling, general and administrative expenses									21.4	19.4	19.0
Depreciation									1.8	1.3	1.3
Operating income									(23.2)	(20.7)	(20.3)
Floor plan interest expense									(9.6)	(8.6)	(1.4)
Other interest expense									(26.1)	(29.5)	(25.4)
Debt discount amortization											(1.7)
Equity in earnings of affiliates									25.5	24.0	23.0
Debt redemption costs										(17.8)
Equity in earnings of subsidiaries									404.5	338.7	269.7
Income from continuing operations before income taxes									371.1	286.1	243.9
Income taxes									(123.2)	(93.4)	(70.7)
Income from continuing operations									247.9	192.7	173.2
Loss from discontinued operations, net of tax									(3.7)	(7.1)	3.7
Net income									244.2	185.6	176.9
Other Comprehensive Income (Loss), Net of Taxes									18.9	17.6	(24.1)
Comprehensive Income									263.1	203.2	152.8
Less: Comprehensive income attributable to the non-controlling interests									0.5	0.3
Comprehensive income attributable to Penske Automotive Group common stockholders									262.6	202.9	152.8
Reportable legal entities | Guarantor Subsidiaries
Condensed consolidating statement of income
Revenues									8,620.1	7,656.6	6,496.3
Cost of sales									7,228.1	6,444.6	5,414.3
Gross profit									1,392.0	1,212.0	1,082.0
Selling, general and administrative expenses									1,060.1	938.5	863.3
Depreciation									35.2	28.6	25.1
Operating income									296.7	244.9	193.6
Floor plan interest expense									(19.7)	(16.5)	(13.6)
Other interest expense									(4.3)	(0.4)	(1.0)
Income from continuing operations before income taxes									272.7	228.0	179.0
Income taxes									(99.7)	(86.4)	(51.9)
Income from continuing operations									173.0	141.6	127.1
Loss from discontinued operations, net of tax									2.1	1.5	4.8
Net income									175.1	143.1	131.9
Other Comprehensive Income (Loss), Net of Taxes									4.0	1.0	(9.6)
Comprehensive Income									179.1	144.1	122.3
Comprehensive income attributable to Penske Automotive Group common stockholders									179.1	144.1	122.3
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed consolidating statement of income
Revenues									5,943.8	5,300.7	4,430.1
Cost of sales									5,097.2	4,526.7	3,779.5
Gross profit									846.6	774.0	650.6
Selling, general and administrative expenses									663.1	612.6	512.3
Depreciation									24.1	23.0	19.4
Operating income									159.4	138.4	118.9
Floor plan interest expense									(14.0)	(13.0)	(11.6)
Other interest expense									(17.3)	(16.7)	(17.7)
Equity in earnings of affiliates									5.2	3.6	2.4
Income from continuing operations before income taxes									133.3	112.3	92.0
Income taxes									(34.6)	(24.3)	(26.3)
Income from continuing operations									98.7	88.0	65.7
Loss from discontinued operations, net of tax									(5.8)	(8.6)	(1.1)
Net income									92.9	79.4	64.6
Other Comprehensive Income (Loss), Net of Taxes									5.8	15.6	(11.6)
Comprehensive Income									98.7	95.0	53.0
Less: Comprehensive income attributable to the non-controlling interests									2.0	1.9	1.4
Comprehensive income attributable to Penske Automotive Group common stockholders									$ 96.7	$ 93.1	$ 51.6